Cover	Oct. 01, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2026
Entity File Number	333-203369
Entity Registrant Name	Clearway Energy LLC
Entity Central Index Key	0001637757
Entity Tax Identification Number	32-0407370
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	902 Carnegie Center
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	608-1525
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false